Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 39,325	$ 24,511	$ 16,814
Finite-lived intangible assets	103,519
Intangible Assets under Development
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1,897
Credit Facility | Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Assets pledged as collateral	$ 26,498	$ 32,653